SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
-----------------------------------------------------------------------------

                      AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                   Polaris Select Investor Variable Annuity

                        VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Advantage Variable Annuity
                       Seasons Advisor Variable Annuity
                      Seasons Advisor II Variable Annuity
                     Seasons Advisor III Variable Annuity
                        Seasons Elite Variable Annuity
                     Seasons Triple Elite Variable Annuity
                  Seasons Preferred Solution Variable Annuity
                        Seasons Select Variable Annuity
            Seasons Select II Variable Annuity Dated May 1, 2019
-----------------------------------------------------------------------------

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT
                   Polaris Select Investor Variable Annuity

                     FS VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Elite Variable Annuity
                    Seasons Triple Elite Variable Annuity
             Seasons Select II Variable Annuity Dated May 1, 2019
-----------------------------------------------------------------------------

Effective on or about November 4, 2019, the subadvisor for the Seasons Series Trust ("SST") SA Multi-Managed Small Cap Portfolio changed from "PNC Capital Advisors, LLC" to "Schroder Investment Management North America Inc." Accordingly, all references in the prospectuses to "PNC Capital Advisors, LLC" are replaced with "Schroder Investment Management North America Inc."



Underlying Fund:        Managed by:                    Trust     Asset Class
------------------      -----------------              -------   ------------
SA Multi-Managed Small  Schroder Investment            SST       STOCK
Cap Portfolio           Management North America Inc.



Dated:  November 4, 2019

                    Please keep this Supplement with your Prospectus